Risk/Return Detail Data - FidelityMid-CapStockFund-KPRO - USD ($)			12 Months Ended											24 Months Ended		48 Months Ended		60 Months Ended	84 Months Ended		108 Months Ended		120 Months Ended
		Jun. 29, 2026	Jun. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2026		Jun. 29, 2026		Jun. 29, 2026	Jun. 29, 2026		Jun. 29, 2026		Jun. 29, 2026
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.10%
Expense Example, with Redemption, 1 Year		$ 681
Expense Example, with Redemption, 3 Years		905
Expense Example, with Redemption, 5 Years		1,146
Expense Example, with Redemption, 10 Years		1,838
Expense Example, No Redemption, 1 Year		681
Expense Example, No Redemption, 3 Years		905
Expense Example, No Redemption, 5 Years		1,146
Expense Example, No Redemption, 10 Years		$ 1,838
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.34%															10.81%	16.37%	[3]
Annual Return [Percent]				16.01%	31.77%	33.53%	(26.81%)	18.63%	46.72%
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.35%
Expense Example, with Redemption, 1 Year		$ 483
Expense Example, with Redemption, 3 Years		763
Expense Example, with Redemption, 5 Years		1,063
Expense Example, with Redemption, 10 Years		1,917
Expense Example, No Redemption, 1 Year		483
Expense Example, No Redemption, 3 Years		763
Expense Example, No Redemption, 5 Years		1,063
Expense Example, No Redemption, 10 Years		$ 1,917
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.69%															11.06%	16.49%	[4]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.85%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 288
Expense Example, with Redemption, 3 Years		582
Expense Example, with Redemption, 5 Years		1,001
Expense Example, with Redemption, 10 Years		1,973
Expense Example, No Redemption, 1 Year		188
Expense Example, No Redemption, 3 Years		582
Expense Example, No Redemption, 5 Years		1,001
Expense Example, No Redemption, 10 Years		$ 1,973
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.18%															11.28%	16.50%	[6]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.72%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 81
Expense Example, with Redemption, 3 Years		252
Expense Example, with Redemption, 5 Years		439
Expense Example, with Redemption, 10 Years		978
Expense Example, No Redemption, 1 Year		81
Expense Example, No Redemption, 3 Years		252
Expense Example, No Redemption, 5 Years		439
Expense Example, No Redemption, 10 Years		$ 978
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.42%															12.47%	17.72%	[7]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.63%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.70%
Expense Example, with Redemption, 1 Year		$ 72
Expense Example, with Redemption, 3 Years		224
Expense Example, with Redemption, 5 Years		390
Expense Example, with Redemption, 10 Years		871
Expense Example, No Redemption, 1 Year		72
Expense Example, No Redemption, 3 Years		224
Expense Example, No Redemption, 5 Years		390
Expense Example, No Redemption, 10 Years		$ 871
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.56%															12.58%	17.85%	[8]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Founders Fund /Fidelity Advisor® Founders Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Founders Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72 % of the average value of its portfolio.
Portfolio Turnover, Rate		72.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of founder-involved companies. The Adviser considers a number of factors in determining whether a company is a founder-involved company, including whether a founder or founder family member is a member of the senior management team or the company's board of directors at the time of investment or within the past five years and a founder's personal or family share ownership in the company. Whether a company is a founder-involved company can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(7.04%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		34.74%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(19.01%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | After Taxes on Distributions | Fidelity Advisor Founders Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.64%															10.03%	15.78%	[3]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | After Taxes on Distributions and Sales | Fidelity Advisor Founders Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.92%															8.39%	13.40%	[3]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%															13.15%	15.24%
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | Fidelity Large Cap Stock K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		May 25, 2017
Average Annual Return, Label [Optional Text]			Fidelity® Large Cap Stock K6 Fund
Average Annual Return, Percent			27.36%															18.77%			15.56%	[9]
Annual Return [Percent]				27.36%	26.33%	23.93%	(5.67%)	25.66%	9.12%	31.46%	(8.51%)
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Large Cap Stock K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Large Cap Stock K6 Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18 % of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.82%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		19.34%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.88%)
Performance Table Heading		Average Annual Returns
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%															14.42%			14.76%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.63%															9.91%					10.02%
Annual Return [Percent]				11.63%	3.18%	21.77%	(16.12%)	36.31%	9.64%	30.01%	(12.68%)	9.59%	18.76%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Small Cap Discovery Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71 % of the average value of its portfolio.
Portfolio Turnover, Rate		71.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.82%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		31.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(35.65%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.54%															6.53%					7.66%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions and Sales | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.15%															7.04%					7.55%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%															6.09%					9.62%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%															13.15%					14.29%
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | Fidelity Small Cap Stock K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		$ 750
Annual Return, Inception Date		May 25, 2017
Average Annual Return, Label [Optional Text]			Fidelity® Small Cap Stock K6 Fund
Average Annual Return, Percent			16.50%															7.78%			9.12%	[10]
Annual Return [Percent]				16.50%	9.48%	19.93%	(21.40%)	20.95%	14.68%	29.83%	(12.01%)
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Stock K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Stock K6 Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 185 % of the average value of its portfolio.
Portfolio Turnover, Rate		185.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.75%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		29.87%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(33.22%)
Performance Table Heading		Average Annual Returns
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%															6.09%			8.48%
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%															13.15%			14.12%
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | Fidelity Founders Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[11]	0.73%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		$ 990
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.37%															12.43%	17.69%	[12]
Annual Return [Percent]				16.37%	32.09%	33.95%	(26.65%)	18.96%	47.20%
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Founders Fund /Fidelity® Founders Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Founders Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72 % of the average value of its portfolio.
Portfolio Turnover, Rate		72.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of founder-involved companies. The Adviser considers a number of factors in determining whether a company is a founder-involved company, including whether a founder or founder family member is a member of the senior management team or the company's board of directors at the time of investment or within the past five years and a founder's personal or family share ownership in the company. Whether a company is a founder-involved company can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(6.98%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		34.74%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.98%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | After Taxes on Distributions | Fidelity Founders Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			15.64%															11.62%	17.07%	[12]
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | After Taxes on Distributions and Sales | Fidelity Founders Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.11%															9.71%	14.54%	[12]
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%															13.15%	15.24%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | Fidelity Large Cap Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[13]	0.72%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.73%
Expense Example, with Redemption, 1 Year		$ 75
Expense Example, with Redemption, 3 Years		233
Expense Example, with Redemption, 5 Years		406
Expense Example, with Redemption, 10 Years		$ 906
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			27.57%															18.18%					15.27%
Annual Return [Percent]				27.57%	26.28%	23.52%	(7.95%)	25.83%	9.00%	31.55%	(9.15%)	18.15%	16.70%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Large Cap Stock Fund /Fidelity® Large Cap Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Large Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate		25.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.90%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		19.07%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.95%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | After Taxes on Distributions | Fidelity Large Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			25.52%															16.94%					13.88%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Large Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.55%															14.45%					12.34%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%															14.42%					14.82%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[14]	0.62%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.62%
Expense Example, with Redemption, 1 Year		$ 63
Expense Example, with Redemption, 3 Years		199
Expense Example, with Redemption, 5 Years		346
Expense Example, with Redemption, 10 Years		$ 774
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.82%															11.40%					11.82%
Annual Return [Percent]				11.82%	14.59%	11.04%	(6.29%)	28.66%	11.37%	25.35%	(6.47%)	18.68%	14.94%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Mid-Cap Stock Fund /Fidelity® Mid-Cap Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35 % of the average value of its portfolio.
Portfolio Turnover, Rate		35.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		4.65%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.35%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.54%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | After Taxes on Distributions | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.29%															9.76%					9.83%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.31%															8.77%					9.15%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%															14.42%					14.82%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			7.50%															9.12%					10.72%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | Fidelity Small Cap Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[15]	0.85%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.86%
Expense Example, with Redemption, 1 Year		$ 88
Expense Example, with Redemption, 3 Years		274
Expense Example, with Redemption, 5 Years		477
Expense Example, with Redemption, 10 Years		$ 1,061
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.17%															7.01%					8.92%
Annual Return [Percent]				15.17%	9.28%	19.70%	(22.54%)	20.23%	13.80%	29.46%	(11.56%)	13.84%	12.94%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 159 % of the average value of its portfolio.
Portfolio Turnover, Rate		159.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.90%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		29.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(33.33%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | After Taxes on Distributions | Fidelity Small Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.87%															4.46%					6.74%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Small Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.94%															4.89%					6.64%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%															6.09%					9.62%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%															13.15%					14.29%
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | Fidelity Mid-Cap Stock K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 13, 2019
Average Annual Return, Label [Optional Text]			Fidelity® Mid-Cap Stock K6 Fund
Average Annual Return, Percent			11.07%															11.20%	11.66%	[16]
Annual Return [Percent]				11.07%	14.71%	11.56%	(5.92%)	27.14%	11.27%
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Mid-Cap Stock K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock K6 Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		4.31%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.55%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.78%)
Performance Table Heading		Average Annual Returns
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%															14.42%	15.84%
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			7.50%															9.12%	10.41%
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Large Cap Stock Fund | Fidelity Advisor Large Cap Stock Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[17]	0.00%
Management Fees (as a percentage of Assets)	[18]	0.74%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.01%
Expense Example, with Redemption, 1 Year		$ 672
Expense Example, with Redemption, 3 Years		878
Expense Example, with Redemption, 5 Years		1,101
Expense Example, with Redemption, 10 Years		1,740
Expense Example, No Redemption, 1 Year		672
Expense Example, No Redemption, 3 Years		878
Expense Example, No Redemption, 5 Years		1,101
Expense Example, No Redemption, 10 Years		$ 1,740
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Large Cap Stock Fund | Fidelity Advisor Large Cap Stock Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[17]	0.00%
Management Fees (as a percentage of Assets)	[18]	0.74%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.26%
Expense Example, with Redemption, 1 Year		$ 474
Expense Example, with Redemption, 3 Years		736
Expense Example, with Redemption, 5 Years		1,017
Expense Example, with Redemption, 10 Years		1,819
Expense Example, No Redemption, 1 Year		474
Expense Example, No Redemption, 3 Years		736
Expense Example, No Redemption, 5 Years		1,017
Expense Example, No Redemption, 10 Years		$ 1,819
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Large Cap Stock Fund | Fidelity Advisor Large Cap Stock Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[19]	1.00%
Management Fees (as a percentage of Assets)	[18]	0.74%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.75%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 278
Expense Example, with Redemption, 3 Years		551
Expense Example, with Redemption, 5 Years		949
Expense Example, with Redemption, 10 Years		1,867
Expense Example, No Redemption, 1 Year		178
Expense Example, No Redemption, 3 Years		551
Expense Example, No Redemption, 5 Years		949
Expense Example, No Redemption, 10 Years		$ 1,867
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Large Cap Stock Fund | Fidelity Advisor Large Cap Stock Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[18]	0.74%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.76%
Expense Example, with Redemption, 1 Year		$ 78
Expense Example, with Redemption, 3 Years		243
Expense Example, with Redemption, 5 Years		422
Expense Example, with Redemption, 10 Years		942
Expense Example, No Redemption, 1 Year		78
Expense Example, No Redemption, 3 Years		243
Expense Example, No Redemption, 5 Years		422
Expense Example, No Redemption, 10 Years		$ 942
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Large Cap Stock Fund | Fidelity Advisor Large Cap Stock Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[18]	0.63%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.64%
Expense Example, with Redemption, 1 Year		$ 65
Expense Example, with Redemption, 3 Years		205
Expense Example, with Redemption, 5 Years		357
Expense Example, with Redemption, 10 Years		798
Expense Example, No Redemption, 1 Year		65
Expense Example, No Redemption, 3 Years		205
Expense Example, No Redemption, 5 Years		357
Expense Example, No Redemption, 10 Years		$ 798
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Large Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Large Cap Stock Fund/Fidelity Advisor® Large Cap Stock Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Large Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate		25.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Large Cap Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Large Cap Stock Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Large Cap Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Large Cap Stock Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Large Cap Stock Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Large Cap Stock Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.90%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		19.07%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.95%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Large Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%															14.42%					14.82%
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[20]	0.00%
Management Fees (as a percentage of Assets)	[21]	0.69%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.94%
Expense Example, with Redemption, 1 Year		$ 665
Expense Example, with Redemption, 3 Years		857
Expense Example, with Redemption, 5 Years		1,065
Expense Example, with Redemption, 10 Years		1,663
Expense Example, No Redemption, 1 Year		665
Expense Example, No Redemption, 3 Years		857
Expense Example, No Redemption, 5 Years		1,065
Expense Example, No Redemption, 10 Years		$ 1,663
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.09%											4.86%	[22]
Annual Return [Percent]				11.50%
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[20]	0.00%
Management Fees (as a percentage of Assets)	[21]	0.68%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.18%
Expense Example, with Redemption, 1 Year		$ 466
Expense Example, with Redemption, 3 Years		712
Expense Example, with Redemption, 5 Years		976
Expense Example, with Redemption, 10 Years		1,732
Expense Example, No Redemption, 1 Year		466
Expense Example, No Redemption, 3 Years		712
Expense Example, No Redemption, 5 Years		976
Expense Example, No Redemption, 10 Years		$ 1,732
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.33%											6.62%	[23]
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[24]	1.00%
Management Fees (as a percentage of Assets)	[21]	0.68%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.69%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 272
Expense Example, with Redemption, 3 Years		533
Expense Example, with Redemption, 5 Years		918
Expense Example, with Redemption, 10 Years		1,799
Expense Example, No Redemption, 1 Year		172
Expense Example, No Redemption, 3 Years		533
Expense Example, No Redemption, 5 Years		918
Expense Example, No Redemption, 10 Years		$ 1,799
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.67%											9.21%	[25]
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[21]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.77%											10.30%	[26]
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[21]	0.57%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.58%
Expense Example, with Redemption, 1 Year		$ 59
Expense Example, with Redemption, 3 Years		186
Expense Example, with Redemption, 5 Years		324
Expense Example, with Redemption, 10 Years		726
Expense Example, No Redemption, 1 Year		59
Expense Example, No Redemption, 3 Years		186
Expense Example, No Redemption, 5 Years		324
Expense Example, No Redemption, 10 Years		$ 726
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.89%											10.42%	[27]
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Mid-Cap Stock Fund/Fidelity Advisor® Mid-Cap Stock Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate		35.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations.Investing in domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		4.57%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		9.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(5.85%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | After Taxes on Distributions | Fidelity Advisor Mid-Cap Stock Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.59%											3.68%	[22]
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Advisor Mid-Cap Stock Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.32%											3.60%	[22]
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											16.70%
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			7.50%											7.04%
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Nov. 04, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.61%													11.50%	[28]
Annual Return [Percent]				11.61%	10.16%	16.80%
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Small Cap Core Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Small Cap Core Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62 % of the average value of its portfolio.
Portfolio Turnover, Rate		62.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		2.66%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		15.66%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(11.30%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | After Taxes on Distributions | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.36%													11.04%	[28]
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | After Taxes on Distributions and Sales | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.99%													8.84%	[28]
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%													12.34%
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													21.70%
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | Fidelity Mid-Cap Stock Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[29]	0.54%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		$ 689
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			11.89%															11.49%					11.93%
Annual Return [Percent]				11.89%	14.69%	11.14%	(6.19%)	28.74%	11.51%	25.47%	(6.36%)	18.80%	15.10%
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Mid-Cap Stock Fund /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35 % of the average value of its portfolio.
Portfolio Turnover, Rate		35.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		4.68%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.39%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.53%)
Performance Table Heading		Average Annual Returns
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%															14.42%					14.82%
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			7.50%															9.12%					10.72%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[30]	0.65%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.66%
Expense Example, with Redemption, 1 Year		$ 67
Expense Example, with Redemption, 3 Years		211
Expense Example, with Redemption, 5 Years		368
Expense Example, with Redemption, 10 Years		$ 822
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.91%															9.42%					9.10%
Annual Return [Percent]				10.91%	2.85%	21.32%	(16.46%)	35.67%	6.89%	27.27%	(13.75%)	7.91%	20.29%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Discovery Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Discovery Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64 % of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.76%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.45%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(36.56%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | After Taxes on Distributions | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.01%															6.84%					6.54%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | After Taxes on Distributions and Sales | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.47%															7.04%					6.78%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%															6.09%					9.62%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%															13.15%					14.29%
Document Type		485BPOS
Registrant Name		Fidelity Concord Street Trust

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	A From February 14, 2019 .
[4]	B From February 14, 2019 .
[5]	B On Class C shares redeemed less than one year after purchase.
[6]	C From February 14, 2019 .
[7]	D From February 14, 2019 .
[8]	E From February 14, 2019 .
[9]	A From May 25, 2017 .
[10]	A From May 25, 2017 .
[11]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[12]	A From February 14, 2019 .
[13]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[14]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[15]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[16]	A From June 13, 2019 .
[17]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[18]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information. The performance adjustment component of the management fee represents activity for the period from November 13, 2025 (commencement of class operations) until April 30, 2026. Had the class been in existence for the entire fiscal year ended April 30, 2026, the management fee would have been 0.76%, 0.76%, 0.76%, 0.76%, and 0.64% for Class A, Class M, Class C, Class I, and Class Z, respectively.
[19]	BOn Class C shares redeemed less than one year after purchase.
[20]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[21]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[22]	AFrom October 8, 2024.
[23]	BFrom October 8, 2024.
[24]	BOn Class C shares redeemed less than one year after purchase.
[25]	CFrom October 8, 2024.
[26]	DFrom October 8, 2024.
[27]	EFrom October 8, 2024.
[28]	A From November 4, 2022 .
[29]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[30]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.